Deferred income tax (Schedule of Breakdown and Movement of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of deferred income tax [Line Items]
At the beginning of year	$ 18,943	$ 14,072
Charged to net profit	(2,574)	4,488
Currency translation differences	107	383
Reclassified to assets	15,920	18,943
Reclassified from assets	(556)
At end of year	15,920	18,943
At the beginning of year	(70,123)	(20,947)
Charged to net profit	6,873	(48,693)
Income tax relating to components of other comprehensive income	(1,369)	(483)
Reclassified from liabilities	(64,063)	(70,123)
Reclassified to Liabilities	556
At end of year	(64,063)	(70,123)
Difference in depreciation rates and other
Disclosure of deferred income tax [Line Items]
At the beginning of year	(70,123)
Charged to net profit	6,873
Income tax relating to components of other comprehensive income	(1,369)
Reclassified from liabilities	556
At end of year	(64,063)	(70,123)
Difference in depreciation rates and other.
Disclosure of deferred income tax [Line Items]
Charged to net profit	8,911
Currency translation differences	(108)
Reclassified to assets	(556)
At the beginning of year	(4,759)
At end of year		(4,759)
At end of year	13,006
Taxable losses.
Disclosure of deferred income tax [Line Items]
At the beginning of year	14,184
Charged to net profit	(11,485)
Currency translation differences	215
Reclassified from assets	$ 2,914
At end of year		$ 14,184